Inventories - Summary of Consolidated Balance of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Finished goods	$ 425	$ 392
Materials and spare parts	376	383
Raw materials	398	377
Work-in-process	279	266
Inventory in transit	49	67
Current inventories	$ 1,527	$ 1,485